INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in associates and joint ventures [Line Items]
Book value		$ 925,823	$ 865,410
A.C.H Colombia S.A.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		34.00%	34.00%
Book value		$ 12,357	$ 10,467
Redeban Multicolor S.A.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		20.00%	20.00%
Book value		$ 19,529	$ 18,421
Aerocali S.A.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		50.00%	50.00%
Book value		$ 17,633	$ 24,971
Colombiana de Extrusion S.A. Extrucol
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		30.00%	30.00%
Book value		$ 11,476	$ 11,354
Concesionaria Tibitoc S.A.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		33.00%	33.00%
Book value		$ 20,165	$ 20,209
Metrex S.A.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		18.00%	18.00%
Book value		$ 2,559	$ 2,239
C.I. Acepalma S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest	[1]	11.00%	11.00%
Book value	[1]	$ 5,625	$ 4,367
Gases del Caribe S.A. E.S.P.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		31.00%	31.00%
Book value		$ 269,739	$ 218,432
Concentra Inteligencia en Energia S.A.S.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		24.00%	24.00%
Book value		$ 603	$ 557
Energía Eficiente S.A.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		39.00%	39.00%
Book value		$ 6,927	$ 6,678
Credibanco [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest	[2]	25.00%	25.00%
Book value	[2]	$ 196,071	$ 192,893
Gas natural de lima y callao s.a. calidda s.a [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		40.00%	40.00%
Book value		$ 363,139	$ 354,822

[1]	Grupo Aval has significant influence over C.I. Acepalma S.A. due to its participation in the Board of Directors.
[2]	Since November 30, 2016, Grupo Aval has significant influence on Credibanco. Credibanco’s General Shareholders Meeting agreed to transform the society from a non-profit organization to a Limited Liability Company, which is now accounted for as an associate.